Lease Incentives - Schedule of Lease Incentives (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Current portion	$ 2,552	$ 1,484
Long term portion	22,316	14,970
Total lease incentives	$ 24,868	$ 16,454